Stockholders' Equity - Common Stock (Details)	12 Months Ended
Dec. 31, 2025 vote Class
Class Of Stock [Line Items]
Number of classes | Class	2
Class A Common Stock
Class Of Stock [Line Items]
Number of votes for each share held	1
Class B Common Stock
Class Of Stock [Line Items]
Number of votes for each share held	10